CALVERT GLOBAL ENERGY SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 96.9%
Austria - 1.5%
Andritz AG	17,338	652,755
Verbund AG	10,231	535,959
		1,188,714

Belgium - 0.9%
Umicore SA (1)	22,429	719,783

Brazil - 1.1%
Omega Geracao SA (2)	62,200	387,135
Sao Martinho SA	87,952	461,296
		848,431

Canada - 3.5%
Boralex, Inc., Class A	30,278	455,251
Brookfield Renewable Partners LP (2)	15,813	546,972
Canadian Solar, Inc. (2)	19,762	431,405
Innergex Renewable Energy, Inc. (1)	44,018	468,566
Northland Power, Inc.	25,419	494,967
TransAlta Renewables, Inc.	42,864	453,336
		2,850,497

China - 5.4%
BYD Co., Ltd., Class H	72,500	438,370
China Longyuan Power Group Corp. Ltd., Class H	743,000	477,419
Daqo New Energy Corp. ADR (1)(2)	10,690	452,935
Dongfang Electric Corp. Ltd., Class H (2)	644,800	420,939
Huaneng Renewables Corp. Ltd., Class H	1,617,955	445,458
JinkoSolar Holding Co. Ltd. ADR (2)	22,704	492,450
Tianneng Power International Ltd.	628,000	506,108
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	511,100	558,935
Xinyi Solar Holdings Ltd.	1,138,000	562,308
		4,354,922

Denmark - 2.5%
Novozymes A/S, Class B	10,853	506,041
Orsted A/S (3)	5,162	446,559
Rockwool International A/S, Class B	1,714	438,501
Vestas Wind Systems A/S	7,491	648,973
		2,040,074

Finland - 1.2%
Metsa Board Oyj	90,427	486,052
Neste Oyj	13,078	444,619

		930,671

France - 4.5%
Albioma SA	17,268	457,676
Cie de Saint-Gobain	14,170	553,335
Danone SA	5,138	435,046
Legrand SA	7,103	519,292
Nexans SA	14,210	477,329
Schneider Electric SE	6,810	616,188
Valeo SA	16,897	550,097
		3,608,963

Germany - 9.0%
Aumann AG (3)	19,710	420,547
Bayerische Motoren Werke AG	6,060	447,939
Daimler AG	8,392	468,037
Deutsche Post AG	14,456	475,556
Encavis AG	59,724	465,452
Evonik Industries AG	16,411	478,181
HeidelbergCement AG	5,886	476,327
Infineon Technologies AG	48,199	856,481
Manz AG (2)	2,331	61,987
Nordex SE (2)	36,516	504,125
OSRAM Licht AG	14,316	472,903
Siemens AG	5,240	623,850
SMA Solar Technology AG (2)	16,403	476,431
Varta AG (2)	8,936	554,856
VERBIO Vereinigte BioEnergie AG	51,821	459,792
		7,242,464

Hong Kong - 1.8%
Cathay Pacific Airways Ltd.	304,000	454,312
China Everbright International Ltd.	539,037	497,878
China High Speed Transmission Equipment Group Co. Ltd.	716,000	466,065
		1,418,255

Ireland - 1.2%
CRH plc	14,257	466,022
Kingspan Group plc	9,323	506,504
		972,526

Italy - 2.0%
Enel SpA	104,416	728,379
ERG SpA	22,933	469,631
Falck Renewables SpA	88,376	370,855
		1,568,865

Japan - 7.4%
Daikin Industries Ltd.	4,400	576,131
Ferrotec Holdings Corp.	56,200	443,754

GS Yuasa Corp.	28,900	558,779
Hitachi Chemical Co. Ltd.	22,300	607,802
Hitachi Metals Ltd.	39,000	442,247
Meidensha Corp.	32,000	501,593
Mitsubishi Electric Corp.	39,000	515,583
Nidec Corp.	3,400	466,939
Nippon Express Co. Ltd.	8,800	469,040
Nissan Motor Co. Ltd.	62,100	444,789
Sumitomo Chemical Co. Ltd.	98,000	456,322
Yokogawa Electric Corp.	23,400	460,574
		5,943,553

Netherlands - 0.5%
Signify NV (3)	14,458	426,586

New Zealand - 1.4%
Mercury NZ Ltd.	184,569	577,033
Meridian Energy Ltd.	171,744	548,757
		1,125,790

Norway - 1.1%
Norsk Hydro ASA	124,465	445,801
Scatec Solar ASA (1)(3)	41,569	416,500
		862,301

Portugal - 1.2%
Altri SGPS SA (1)	60,594	420,641
EDP - Energias de Portugal SA	151,085	574,189
		994,830

Singapore - 0.6%
City Developments Ltd.	63,000	441,311

South Africa - 0.1%
Montauk Holdings Ltd. (1)	44,013	113,240

South Korea - 2.5%
Hansol Technics Co. Ltd. (2)	18,591	106,395
LG Chem Ltd.	1,461	449,015
LG Display Co. Ltd. (2)	28,615	443,538
Samsung SDI Co. Ltd.	3,600	738,591
Seoul Semiconductor Co. Ltd.	19,906	311,483
		2,049,022

Spain - 3.9%
Acciona SA	4,021	431,543
Atlantica Yield plc	19,973	452,788
EDP Renovaveis SA	46,962	481,725
Ence Energia y Celulosa SA	93,153	421,151
Iberdrola SA	41,184	410,035

Red Electrica Corp. SA	20,870	434,683
Siemens Gamesa Renewable Energy SA	32,514	540,410
		3,172,335

Sweden - 0.5%
Nibe Industrier AB, Class B	29,616	433,776

Switzerland - 2.9%
ABB Ltd.	29,910	599,641
Clariant AG	23,311	474,263
Gurit Holding AG	385	403,764
Landis+Gyr Group AG (1)	5,314	423,894
Meyer Burger Technology AG (2)	824,771	443,077
		2,344,639

Taiwan - 5.5%
Chroma ATE, Inc.	103,000	459,472
Delta Electronics, Inc.	153,000	777,613
Epistar Corp.	691,000	557,171
Everlight Electronics Co. Ltd.	509,000	475,975
Kung Long Batteries Industrial Co. Ltd.	86,000	453,142
OptoTech Corp.	703,000	479,269
Simplo Technology Co. Ltd.	73,000	590,340
Sino-American Silicon Products, Inc.	225,000	592,638
		4,385,620

Thailand - 1.7%
BCPG PCL	632,600	423,180
CK Power PCL	1,727,400	397,318
Energy Absolute PCL, NVDR	301,900	549,082
Inter Far East Energy Corp. (2)(4)	2,662,000	0
		1,369,580

United Kingdom - 5.5%
Aptiv plc	6,754	545,926
Croda International plc	6,273	408,036
Delphi Technologies plc	20,971	419,420
Dialight plc (2)	65,996	413,091
easyJet plc	36,159	437,794
John Laing Group plc (3)	93,698	468,326
Johnson Matthey plc	12,317	520,733
SIG plc	214,160	352,534
Smart Metering Systems plc	67,375	453,925
United Utilities Group plc	42,551	423,547
		4,443,332

United States - 27.5%
3M Co.	2,494	432,310
AAON, Inc.	8,528	427,935
Acuity Brands, Inc.	2,326	320,779

Advanced Emissions Solutions, Inc. (1)	34,755	439,303
Alphabet, Inc., Class A (2)	415	449,362
Ameresco, Inc., Class A (2)	19,967	294,114
American Superconductor Corp. (2)	50,075	464,696
BorgWarner, Inc.	11,788	494,860
Clearway Energy, Inc., Class C	29,319	494,318
Covanta Holding Corp.	27,460	491,809
Cree, Inc. (2)	8,339	468,485
Eaton Corp. plc	7,139	594,536
Emerson Electric Co.	8,828	589,004
EnerSys	9,335	639,447
Enviva Partners LP	12,973	407,612
First Solar, Inc. (2)	10,927	717,685
General Mills, Inc.	5,865	308,030
Gibraltar Industries, Inc. (2)	10,055	405,820
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (1)	16,845	474,692
Ingersoll-Rand plc	4,113	520,994
International Business Machines Corp.	3,359	463,206
Itron, Inc. (2)	6,907	432,171
Johnson Controls International plc	13,753	568,136
Livent Corp. (2)	50,501	349,467
Microsoft Corp.	3,131	419,429
NextEra Energy Partners LP	10,979	529,737
NextEra Energy, Inc.	1,485	304,217
ON Semiconductor Corp. (2)	23,393	472,773
Ormat Technologies, Inc.	8,429	534,314
Owens Corning	9,265	539,223
Pattern Energy Group, Inc., Class A (1)	21,570	498,051
Plug Power, Inc. (1)(2)	161,246	362,804
Power Integrations, Inc.	8,147	653,226
Renewable Energy Group, Inc. (1)(2)	25,853	410,029
Rockwell Automation, Inc.	3,220	527,533
Sensata Technologies Holding plc (2)	10,281	503,769
SolarEdge Technologies, Inc. (2)	11,030	688,934
SunPower Corp. (1)(2)	48,154	514,766
Sunrun, Inc. (1)(2)	28,745	539,256
Tenneco, Inc., Class A	27,046	299,940
TerraForm Power, Inc., Class A	35,983	514,557
Tesla, Inc. (1)(2)	2,483	554,851
Universal Display Corp. (1)	4,032	758,258
Vivint Solar, Inc. (1)(2)	52,895	386,133
Waste Management, Inc.	3,616	417,178
Whirlpool Corp.	3,348	476,621
		22,154,370

Total Common Stocks (Cost $72,581,624)		78,004,450

	PRINCIPAL AMOUNT ($)	VALUE ($)

HIGH SOCIAL IMPACT INVESTMENTS - 2.3%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (5)(6)	1,800,000	1,776,852
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (4)(5)(7)	53,000	49,767
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (4)(5)(7)	68,000	62,220

Total High Social Impact Investments (Cost $1,921,000)		1,888,839

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	3,485,137	3,485,137

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $3,485,137)		3,485,137

TOTAL INVESTMENTS (Cost $77,987,761) - 103.5%		83,378,426
Other assets and liabilities, net - (3.5%)		(2,833,425)
NET ASSETS - 100.0%		80,545,001

NOTES TO SCHEDULE OF INVESTMENTS
(1) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $6,681,921 and the total market value of the collateral received by the Fund was $7,018,696, comprised of cash of $3,485,137 and U.S. Government and/or agencies securities of $3,533,559.

(2) Non-income producing security.
(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,178,518, which represents 2.7% of the net assets of the Fund as of June 30, 2019.

(4) For fair value measurement purposes, security is categorized as Level 3.
(5) Restricted security. Total market value of restricted securities amounts to $1,888,839, which represents 2.3% of the net assets of the Fund as of June 30, 2019.
(6) Affiliated company.
(7) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2019.

Abbreviations:
ADR:	American Depositary Receipt
NVDR:	Non-Voting Depository Receipt
PCL:	Public Company Limited

At June 30, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:

ECONOMIC SECTORS	% of total investments*
Industrials	32.7%
Information Technology	20.9%
Utilities	20.4%
Materials	11.2%
Consumer Discretionary	7.1%
High Social Impact Investments	2.4%
Energy	2.1%
Consumer Staples	1.5%
Real Estate	1.1%
Communication Services	0.6%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

See notes to financial statements.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	1,800,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	53,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	68,000

At June 30, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $1,776,852, which represents 2.2% of the Fund’s net assets. Transactions in the Notes for the fiscal year to date ended June 30, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (1)	$1,800,000	$—	$—	$1,800,000	$1,776,852	$20,100	$—	$—	$44,622
(1) Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$848,431	$—		$—	$848,431
Canada	2,850,497	—		—	2,850,497
China	945,385	3,409,537		—	4,354,922
Spain	452,788	2,719,547		—	3,172,335
Thailand	—	1,369,580		0	1,369,580
United Kingdom	965,346	3,477,986		—	4,443,332
United States	22,154,370	—		—	22,154,370
Other Countries(2)	—	38,810,983		—	38,810,983
Total Common Stocks	$28,216,817	$49,787,633	(3)	$0	$78,004,450
High Social Impact Investments	—	1,776,852		111,987	1,888,839
Short Term Investment of Cash Collateral for Securities Loaned	3,485,137	—		—	3,485,137
Total	$31,701,954	$51,564,485		$111,987	$83,378,426

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instrument that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.